Deferred Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue [Line Items]
Non-refundable, upfront payment	$ 2,500,000
Receive non-refundable milestone payments	16,000,000
Estimated total transaction price	2,500,000
Revenue recognized		$ 2,499,969
License Agreement [Member]
Deferred Revenue [Line Items]
Revenue recognized	2,500,000
License Agreement [Member] | License [Member]
Deferred Revenue [Line Items]
Deferred revenue recognized	$ 2,500,000